Provisions for liabilities and charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Provisions for liabilities and charges
At 1 January	£ 12,836
Currency translation and other movements	(533)
Charge to income statement	2,400
Releases to income statement	(469)
Provisions utilised	(6,477)
At 31 December	7,757	£ 12,836
Payment protection insurance
Provisions for liabilities and charges
At 1 January	1,253
Charge to income statement	175	175
Provisions utilised	(375)
At 31 December	1,053	1,253
Payment protection insurance | FCA
Provisions for liabilities and charges
Increase in other provisions	175	601	£ 600	£ 650
Cumulative charge of provision	5,100
Other customer redress
Provisions for liabilities and charges
At 1 January	1,105
Currency translation and other movements	4
Charge to income statement	228
Releases to income statement	(54)
Provisions utilised	(413)
At 31 December	870	1,105
Residential mortgage backed securities
Provisions for liabilities and charges
At 1 January	6,752
Currency translation and other movements	(541)
Charge to income statement	714
Releases to income statement	(50)
Provisions utilised	(3,632)
At 31 December	3,243	6,752
Litigation and other regulatory proceedings
Provisions for liabilities and charges
At 1 January	1,918
Currency translation and other movements	(31)
Charge to income statement	280
Releases to income statement	(156)
Provisions utilised	(1,370)
At 31 December	641	1,918
Property and other
Provisions for liabilities and charges
At 1 January	1,808
Currency translation and other movements	35
Charge to income statement	1,003
Releases to income statement	(209)
Provisions utilised	(687)
At 31 December	1,950	£ 1,808
Redress | Payment protection insurance
Provisions for liabilities and charges
Provisions utilised	(4,100)
Redress | Payment protection insurance | FCA
Provisions for liabilities and charges
Charge to income statement	4,600
Provisions utilised	£ (3,700)
Percentage of provision paid	74.00%
Administrative expenses | Payment protection insurance | FCA
Provisions for liabilities and charges
Charge to income statement	£ 500
Provisions utilised	£ (400)